AST MFS GLOBAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 99.5%
Common Stocks — 99.5%
Austria — 0.5%
Erste Group Bank AG	80,365	$2,775,557
Canada — 3.5%
Canadian National Railway Co.(a)	74,559	8,076,977
Canadian Pacific Kansas City Ltd.(a)	138,679	10,319,104
		18,396,081
Denmark — 0.5%
Carlsberg A/S (Class B Stock)	20,380	2,569,613
France — 8.0%
Air Liquide SA	31,848	5,364,209
Danone SA	129,042	7,117,667
EssilorLuxottica SA	12,291	2,137,965
Hermes International SCA	1,230	2,242,079
Legrand SA	73,887	6,789,201
LVMH Moet Hennessy Louis Vuitton SE	14,924	11,265,093
Pernod Ricard SA	40,354	6,718,536
		41,634,750
Germany — 3.9%
Bayer AG	103,119	4,952,230
Brenntag SE	32,892	2,545,075
Deutsche Boerse AG	16,029	2,768,157
Merck KGaA	46,729	7,790,066
MTU Aero Engines AG	11,786	2,134,558
		20,190,086
Israel — 1.3%
Check Point Software Technologies Ltd.*	48,684	6,488,603
Japan — 2.6%
Hoya Corp.	23,500	2,406,811
Kubota Corp.	371,300	5,462,128
Olympus Corp.	429,100	5,571,214
		13,440,153
Mexico — 0.3%
Grupo Financiero Banorte SAB de CV (Class O Stock)	161,514	1,353,743
Netherlands — 2.3%
Akzo Nobel NV	64,992	4,685,824
Heineken NV	85,393	7,528,378
		12,214,202
South Korea — 1.1%
Samsung Electronics Co. Ltd.	113,066	5,715,954
Spain — 1.5%
Aena SME SA, 144A	32,401	4,875,623
Cellnex Telecom SA, 144A	81,024	2,818,177
		7,693,800
Sweden — 1.1%
Essity AB (Class B Stock)	266,245	5,742,172
	Shares	Value
Common Stocks (continued)
Switzerland — 4.6%
Adecco Group AG	35,623	$1,463,148
Cie Financiere Richemont SA (Class A Stock)	62,056	7,557,382
Julius Baer Group Ltd.	37,498	2,400,168
Sonova Holding AG	11,864	2,807,932
UBS Group AG	395,355	9,738,460
		23,967,090
United Kingdom — 7.8%
Burberry Group PLC	144,589	3,350,839
Compass Group PLC	125,532	3,055,649
Diageo PLC	269,337	9,929,950
Intertek Group PLC	65,216	3,261,390
London Stock Exchange Group PLC	40,939	4,103,149
Reckitt Benckiser Group PLC	98,859	6,971,610
Rolls-Royce Holdings PLC*	1,642,850	4,401,827
Whitbread PLC	60,642	2,552,597
WPP PLC	324,439	2,890,530
		40,517,541
United States — 60.5%
3M Co.	42,965	4,022,383
Abbott Laboratories	71,737	6,947,728
Accenture PLC (Class A Stock)	42,367	13,011,329
Alphabet, Inc. (Class A Stock)*	85,724	11,217,843
American Express Co.	42,299	6,310,588
Amphenol Corp. (Class A Stock)	46,722	3,924,181
Aon PLC (Class A Stock)	23,778	7,709,303
Aptiv PLC*	20,216	1,993,095
Boston Scientific Corp.*	172,232	9,093,850
Carrier Global Corp.	30,797	1,699,994
Charles Schwab Corp. (The)	168,936	9,274,586
Cognizant Technology Solutions Corp. (Class A Stock)	80,624	5,461,470
Comcast Corp. (Class A Stock)	312,045	13,836,075
Cooper Cos., Inc. (The)	13,897	4,419,385
eBay, Inc.	84,994	3,747,386
Equifax, Inc.	19,585	3,587,580
Experian PLC	98,005	3,205,505
Fidelity National Information Services, Inc.	75,727	4,185,431
Fiserv, Inc.*	49,535	5,595,474
Goldman Sachs Group, Inc. (The)	28,888	9,347,290
Honeywell International, Inc.	59,007	10,900,953
International Flavors & Fragrances, Inc.	87,884	5,991,052
Liberty Broadband Corp. (Class C Stock)*	75,661	6,909,363
Linde PLC	40,227	14,978,523
Marriott International, Inc. (Class A Stock)	19,868	3,905,254
Medtronic PLC	167,277	13,107,826
Microchip Technology, Inc.	38,464	3,002,115
Nestle SA	99,987	11,318,131
Omnicom Group, Inc.	18,267	1,360,526
Oracle Corp.	96,544	10,225,941
Otis Worldwide Corp.	38,205	3,068,244
PayPal Holdings, Inc.*	26,378	1,542,058
PPG Industries, Inc.	42,628	5,533,114
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AST MFS GLOBAL EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Roche Holding AG	44,035	$12,021,604
Schneider Electric SE	91,110	15,014,217
Stryker Corp.	19,403	5,302,258
Thermo Fisher Scientific, Inc.	26,759	13,544,603
Union Pacific Corp.	30,820	6,275,877
United Parcel Service, Inc. (Class B Stock)	29,821	4,648,199
Visa, Inc. (Class A Stock)(a)	68,481	15,751,315
Walt Disney Co. (The)*	67,888	5,502,322
Waters Corp.*(a)	24,787	6,796,843
Willis Towers Watson PLC(a)	48,106	10,052,230
		315,343,044

Total Common Stocks (cost $428,164,233)		518,042,389

	Units
Warrants* — 0.0%
Switzerland
Cie Financiere Richemont SA, expiring 11/22/23	180,680	134,185
(cost $0)

Total Long-Term Investments (cost $428,164,233)		518,176,574

Shares
Short-Term Investments — 7.6%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund(wb)	1,165,442	1,165,442
	Shares	Value
Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (cost $38,555,527; includes $38,368,689 of cash collateral for securities on loan)(b)(wb)	38,577,020	$38,553,874

Total Short-Term Investments (cost $39,720,969)		39,719,316

TOTAL INVESTMENTS—107.1% (cost $467,885,202)		557,895,890

Liabilities in excess of other assets — (7.1)%		(36,875,191)

Net Assets — 100.0%		$521,020,699

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $37,364,719; cash collateral of $38,368,689 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A2